INCOME TAXES (Tables)	6 Months Ended
Jun. 30, 2024
Income Tax Disclosure [Abstract]
SCHEDULE OF EFFECTIVE TAX RATE

The Company’s effective tax rate was as follows as of June 30, 2024 and December 31, 2023:

	As of
	June 30, 2024	December 31, 2023

Statutory rates in HK SAR	16.5%	16.5%
Statutory rates in Taiwan	20.0%	20.0%
Statutory rates in Singapore	17.0%	17.0%
Tax effect of income not taxable in HK SAR	(16.5)%	(16.5)%
Tax effect on utilization of tax losses in Taiwan	(20.0)%	(20.0)%
Tax effect of income not taxable in Singapore	(17.0)%	(17.0)%
The Company’s effective tax rate	0.0%	0.0%